Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [Abstract]
As part of non-current assets		$ 25,104
As part of non-current liabilities	(52,753)	(225,354)
Deferred tax asset (liability)	$ (52,753)	$ (200,250)	$ (135,390)